RYDEX SERIES FUNDS
Event Driven and Distressed Strategies Fund
Alternative Strategies Fund
Long Short Equity Strategy Fund
Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.
The discussion of the Funds’ principal investment strategies under “Principal Investment Strategies” in each Fund’s Summary section and the information in the “More Information About the Trust and the Funds — Investment Objectives” and “More Information About the Trust and the Funds — Investment Strategies” sections, among others, also will be revised, as described below, to reflect the revised investment objectives.
REVISIONS TO FUND SUMMARY INFORMATION
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the “Tracking Error Risk” disclosure included in each Fund’s “Principal Risks” section is deleted in its entirety.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings “Investment Objective” and “Principal Investment Strategies” in each Fund’s “Fund Summary” section are replaced in their entirety by the corresponding descriptions set forth below.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
Investment Objective The Event Driven and Distressed Strategies Fund seeks to achieve capital growth.

Principal Investment Strategies
The Fund’s investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield bonds and credit, merger arbitrage and an illiquidity premium. In combination these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of structured notes and exchange traded notes (“ETNs”); exchange-traded funds (“ETFs”); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. From time to time, the Fund also may to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading of portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

ALTERNATIVE STRATEGIES FUND
Investment Objective The Alternative Strategies Fund seeks to achieve long-term capital appreciation.

Principal Investment Strategies
The Fund’s investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of funds of hedge funds that invest in a broad cross-section of alternative strategies. Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes such as stocks and bonds. The most common alternative strategies are long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include U.S., foreign and emerging market equity securities, currencies, and financial instruments that provide exposure to short-term interest rates.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The

Fund also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, such as exchange-traded notes (“ETNs”) and structured notes; exchange-traded funds (“ETFs”); and other pooled investment vehicles. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. From time to time, the Fund may enter into short sales and invest in short positions of certain investments. The Fund also may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading of portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

LONG SHORT EQUITY STRATEGY FUND
Investment Objective The Long Short Equity Strategy Fund seeks to achieve long-term capital appreciation with less volatility than the S&P 500 Index.

Principal Investment Strategies
The Fund’s investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.
The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. The Fund also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, such as exchange-traded notes (“ETNs”) and structured notes; exchange-traded funds (“ETFs”); and other pooled investment vehicles. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading of portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
REVISIONS TO “MORE INFORMATION ABOUT THE TRUST AND THE FUNDS”
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the last two sentences under the heading “More Information About the Trust and the Funds — Investment Objectives” is deleted.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the heading “More Information About the Trust and the Funds — Investment Strategies” for the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Fund are replaced in their entirety by the descriptions set forth below.

INVESTMENT STRATEGIES
Event Driven and Distressed Strategies Fund. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spinoffs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

Alternative Strategies Fund. The Alternative Strategies Fund seeks to provide investment exposure similar to that of a broad array of alternative strategies typically employed by hedge funds. The most common alternative strategies include long/short equities, relative value/arbitrage strategies, event driven strategies, and global macro strategies. Long/short equity hedge funds typically buy stocks that the managers expect will appreciate, and concurrently either sell short stocks that the managers expect will decline in value or hedge market or sector exposures. Event driven strategies seek to profit from companies involved in corporate transactions and events such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Relative value hedge funds and arbitrage hedge funds typically trade related equities or fixed income securities in seeking to capture the spread between the related securities rather than their appreciation or depreciation. Typical strategies include merger arbitrage, convertible arbitrage, fixed income relative value, and statistical arbitrage. Global macro strategies trade a wide range of exposures based on the manager’s expectation of future moves or events in the global markets rather than on the relative value of the securities. All of the strategies may take long positions or short positions in securities, derivatives or other financial instruments.

Long Short Equity Strategy Fund. The Long Short Equity Strategy Fund seeks to provide investment exposure similar to that provided by a broad universe of long short equity hedge funds. Long short equity strategies employed by hedge funds vary greatly in style and investment approach. They may be: net long, net short, or market neutral; highly diversified or concentrated; global or single country focused; broad-based or concentrated on specific industries; or long-biased, hedged, or short-biased.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the “Tracking Error Risk” disclosure included under the heading “More Information About the Trust and the Funds — Investment Risks” is deleted in its entirety.
REVISIONS TO “FUND BENCHMARK” INFORMATION
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the section titled “Fund Benchmarks” is re-titled “Comparable Index Information” and the first paragraph under the heading is replaced as follows:

COMPARABLE INDEX INFORMATION

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below.

In addition, the last paragraph under the heading currently titled “Fund Benchmarks,” is replaced as follows:

More detailed information about the Funds’ comparable indices can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under “More Information About the Comparable Indices.”
The change to each Fund’s investment objective and principal investment strategies is not expected to affect the day-to-day management of the Fund in any way, and will not change the fees and expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ALT-SUP2-0511x0512

RYDEX SERIES FUNDS
Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund
Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.
The discussion of the Funds’ principal investment strategies under “Principal Investment Strategies” in each Fund’s Summary section and the information in the “More Information About the Trust and the Funds — Investment Objectives” and “More Information About the Trust and the Funds — Investment Strategies” sections, among others, also will be revised, as described below, to reflect the revised investment objectives.
REVISIONS TO FUND SUMMARY INFORMATION
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the “Tracking Error Risk” disclosure included in each Fund’s “Principal Risks” section is deleted in its entirety.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings “Investment Objective” and “Principal Investment Strategies” in each Fund’s “Fund Summary” section are replaced in their entirety by the corresponding descriptions set forth below.

LONG/SHORT COMMODITIES STRATEGY FUND

Investment Objective The Long/Short Commodities Strategy Fund seeks to achieve positive total returns with less volatility than the broad commodity markets.

Principal Investment Strategies
The Fund’s investment methodology is based on a systematic rules-based momentum strategy that was developed through extensive quantitative research. The methodology examines commodity price trends and the consistency of those trends in a limited number of commodity constituents as well as the volatility of the portfolio. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI™ Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas,

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Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). The strategy can be long up to seven top-performing constituents and short up to seven of the worst performing constituents.

The Fund will seek to gain exposure to the commodity constituents by investing in: commodity futures, options, and options on futures; exchange-traded funds (“ETFs”); exchange-traded notes (“ETNs”); other pooled investment vehicles that provide exposure to the commodities markets; commodity-linked instruments (e.g., structured notes and swap agreements); and common stock. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.
The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

MANAGED FUTURES STRATEGY FUND
Investment Objective The Managed Futures Strategy Fund seeks to achieve positive absolute returns.

Principal Investment Strategies
The Fund’s investment methodology is based primarily on the Standard and Poor’s Diversified Trends Indicator®, a systematic rules-based trend-following strategy. It represents a composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current strategy components consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. Within the strategy’s allocations, contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages.
The Fund will seek to gain exposure to the composite of commodity and financial futures by investing in: commodity futures, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities and financial futures markets; commodity, currency, and financial-linked instruments (e.g., structured notes and swap agreements); and common stock. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

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The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
REVISIONS TO “MORE INFORMATION ABOUT THE TRUST AND THE FUNDS”
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the disclosure under the heading “More Information About the Trust and the Funds — Investment Objectives” is replaced in its entirety by the disclosure set forth below.

INVESTMENT OBJECTIVES The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

If the Commodities Strategy Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by the percentage of any increase in the value of the Fund’s underlying index. When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index.

With respect to each Fund’s investment in a wholly-owned Subsidiary, please refer to “Investment Policies, Techniques, and Risk Factors” in the Funds’ Statement of Additional Information (the “SAI”) for more information about the operation and management of each Fund’s Subsidiary.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the heading “More Information About the Trust and the Funds — Investment Strategies” for the Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund and Commodities Strategy Fund are replaced in their entirety by the descriptions set forth below.

INVESTMENT STRATEGIES
The Managed Futures Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the Standard & Poor’s Diversified Trends Indicator® is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund and Commodities Strategy Fund. The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor uses quantitative methods to construct a portfolio for each Fund. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling

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risk relative to each Fund’s investment universe in order to maintain consistency and predictability.

It is expected that affiliates of JPMorgan, the publisher of the investment methodology implemented by the Long/Short Commodities Strategy Fund, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the “Tracking Error Risk” disclosure included under the heading “More Information About the Trust and the Funds — Investment Risks” is deleted in its entirety.
REVISIONS TO “FUND BENCHMARK” INFORMATION
•	Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the section titled “Fund Benchmarks” is re-titled “Fund Benchmark and Comparable Index Information” and the first paragraph under the heading is replaced as follows:

The Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below. The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark as described below.

In addition, the last paragraph under the heading currently titled “Fund Benchmarks,” is replaced as follows:

More detailed information about the Long/Short Commodities Strategy Fund’s and Managed Futures Strategy Fund’s comparable indices can be found in the SAI under “More Information About the Long/Short Commodities Strategy and Managed Futures Strategy Funds’ Comparable Indices.”
The change to each Fund’s investment objective and principal investment strategies is not expected to affect the day-to-day management of the Fund in any way, and will not change the fees and expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ALT-SUP1-0511x0512

4

RYDEX SERIES FUNDS
Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund
Supplement dated June 10, 2011
to the currently effective Statement of Additional Information for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information (“SAI”) for the Rydex Series Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ SAI.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, the Funds will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives will become effective on July 11, 2011 or on a subsequent date as deemed appropriate by the officers of the Trust. Therefore, upon the effectiveness of the Funds’ investment objective changes, the following changes apply:
•	In the Table of Contents, the section currently titled “More Information About The Long/Short Commodities Strategy and Managed Futures Strategy Funds’ Benchmarks” is re-titled “More Information About the Long/Short Commodities Strategy and Managed Futures Strategy Funds’ Comparable Indices.” Correspondingly, the heading on page 26 of the SAI is also changed as indicated above.

•	Under the heading, “Investment Policies, Techniques and Risk Factors,” the disclosure under “Tracking Error” is deleted and replaced as follows:

Tracking Error
The following factors may affect the ability of the Commodities Strategy Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in its underlying index and/or securities not included in the underlying index being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. However, the Commodities Strategy Fund’s performance attempts to correlate highly with the movement in its underlying index over time.

•	Under the heading “Investment Restrictions,” and specifically under the sub-heading “Non-Fundamental Policies,” non-fundamental investment policy number 10 is deleted and revised as follows:

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     In addition, the Managed Futures Strategy Fund may not:
10.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the Standard & Poor’s Diversified Trends Indicator®, without 60 days’ prior notice to shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ALTSAI-SUP1-0511x0512

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RYDEX SERIES FUNDS
Alternative Strategies Fund
Event Driven and Distressed Strategies Fund
Long Short Equity Strategy Fund
Supplement dated June 10, 2011
to the currently effective Statement of Additional Information for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information (“SAI”) for the Rydex Series Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ SAI.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, the Funds will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives will become effective on July 11, 2011 or on a subsequent deemed appropriate by the officers of the Trust. Therefore, upon the effectiveness of the Funds’ investment objective changes, the following changes apply:
•	In the Table of Contents, the section currently titled “More Information About The Benchmarks” is re-titled “More Information About the Comparable Indices.” Correspondingly, the heading on page 24 of the SAI is also changed as indicated above.
•	Under the heading, “Investment Policies, Techniques and Risk Factors,” the “Tracking Error” risk disclosure no longer applies to the Funds and is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ALTSAI-SUP2-0511x0512